Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Schedule of computation of earnings per share

The computation of earnings per share was as follows:

(dollars in millions except earnings per share)	Three Months Ended March 31,
	2016	2015

Numerator (basic and diluted):
Net income attributable to OneMain Holdings, Inc.	$137	$2
Denominator:
Weighted average number of shares outstanding (basic)	134,694,759	115,027,470
Effect of dilutive securities *	212,989	405,185
Weighted average number of shares outstanding (diluted)	134,907,748	115,432,655
Earnings per share:
Basic	$1.02	$0.01
Diluted	$1.01	$0.01

*
We have excluded the following shares in the diluted earnings per share calculation for the three months ended March 31, 2016 and 2015 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future:

•	579,432 performance shares and 1,011,860 service shares for the three months ended March 31, 2016,; and

•	597,477 performance shares for the three months ended March 31, 2015.